Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties [Abstract]
Schedule of balances with related parties
Payables

Key management personnel:

December 31, 2016	309
December 31, 2017	302
December 31, 2017 (convenience translation to U.S. dollars) (Note 2c)	$87

Schedule of transactions with related parties
	Research and development	Marketing, general and administrative
Key management personnel:

2015	1,539	1,032
2016	1,072	1,898
2017	1,575	1,098
2017 (convenience translation to U.S. dollars) (Note 2c)	$454	$317

Schedule of key officers employed
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Salaries	209	190	209	$60
Short-term employee benefits	1,732	1,740	1,972	569
Other employees benefits	64	106	94	27
Share-based compensation	567	934	398	115

	2,572	2,970	2,673	$771

Number of key officers	9	11	8